Background, Basis Of Presentation And Going Concern (Tables)	12 Months Ended
Dec. 31, 2013
Background, Basis Of Presentation And Going Concern [Abstract]
Summary of royalty revenue
Year ended December 31, 2014	$25,000
2015	40,000
2016	50,000
2017	65,000
2018	75,000
2019 and thereafter	100,000